Financial assets and liabilities (Details 7) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Financial Assets Measured At Fair Value	$ 128,183,604	$ 133,419,616
Derivative Financial Liabilities Not Designated as Hedging Instruments | Interest Rate Swap
Statement [Line Items]
Financial Assets Measured At Fair Value	2,542,887	1,640,094
Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	123,223,803	129,180,669
Level 1 | Derivative Financial Liabilities Not Designated as Hedging Instruments | Interest Rate Swap
Statement [Line Items]
Liabilities Measured At Fair Value	2,542,887	1,640,094
Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	4,959,801	4,238,947
Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Level 3 | Derivative Financial Liabilities Not Designated as Hedging Instruments | Interest Rate Swap
Statement [Line Items]
Liabilities Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds
Statement [Line Items]
Financial Assets Measured At Fair Value	18,003,429	19,123,490
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds | Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds | Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities
Statement [Line Items]
Financial Assets Measured At Fair Value	102,677,487	108,417,085
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities | Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	102,677,487	108,417,085
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities | Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities | Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds
Statement [Line Items]
Financial Assets Measured At Fair Value	4,959,801	4,238,947
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds | Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds | Level 2
Statement [Line Items]
Financial Assets Measured At Fair Value	4,959,801	4,238,947
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds | Level 3
Statement [Line Items]
Financial Assets Measured At Fair Value	0	0
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds | Level 1
Statement [Line Items]
Financial Assets Measured At Fair Value	$ 18,003,429	$ 19,123,490